Redeemable Noncontrolling Interests	12 Months Ended
Dec. 31, 2019
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests	REDEEMABLE NONCONTROLLING INTERESTS
Through certain subsidiaries of Frutarom, there are noncontrolling interests that carry redemption features. The noncontrolling interest holders have the right, over a stipulated period of time, to sell their respective interests to Frutarom, and Frutarom has the option to purchase these interests (subject to the same timing). These options carry identical price and conditions of exercise, and will be settled in accordance with the multiple of the average EBITDA of consecutive quarters to be achieved during the period ending prior to the exercise date.
The following table sets forth the details of the Company's redeemable noncontrolling interests:

(DOLLARS IN THOUSANDS)	Redeemable Noncontrolling Interests
Balance at December 31, 2017	$—
Acquired through acquisitions during 2018	97,510
Share of profit or loss attributable to noncontrolling interests	2,196
Redemption value mark-up for the current period	2,848
Sale of a subsidiary with redeemable noncontrolling interests	(14,673)
Exercises of redeemable noncontrolling interests	(6,075)
Balance at December 31, 2018	$81,806
Acquired through acquisitions during 2019	23,594
Impact of foreign exchange translation	(126)
Share of profit or loss attributable to redeemable noncontrolling interests	666
Redemption value adjustment for the current period	2,097
Measurement period adjustments	5,391
Dividends paid	(753)
Exercises of redeemable noncontrolling interests	(13,632)
Balance at December 31, 2019	$99,043

The decrease in redeemable noncontrolling interests in 2018 is primarily due to the exercise of options and the sale of a subsidiary during the fourth quarter of 2018.
The increase in redeemable noncontrolling interests in 2019 is primarily due to the interests acquired through acquisitions during the period, as discussed in Note 3.